Material accounting policies - Additional Information (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Accumulated deficit	£ (253,749)		£ (252,334)
Cash flows from (used in) operating activities	(5,245)	£ (7,595)
Cash and cash equivalents	£ 19,503	£ 8,443	£ 24,251	£ 6,749